Income Tax Benefit/(Expense) - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets not brought to account	$ 48,425	$ 38,804	$ 30,492
U.S. Corporate income tax rate
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Corporate income tax rate	21.00%	35.00%